CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 174,952	$ 636,070	$ 693,074	$ 1,102,071
Cost of Revenues	47,969	495,915	792,239	1,106,569
Gross Profit	126,983	140,155	(99,165)	(4,498)
Operating Expenses:
Research and development	454,658	107,323	1,073,737	430,592
Selling, general, and administrative	403,441	339,090	1,658,994	869,643
Total Operating Expenses	858,099	446,413	2,732,681	1,300,235
Loss From Operations	(731,116)	(306,258)	(2,831,846)	(1,304,733)
Other Income (expense):
Other income	25,013		238,719	1
Interest expense	(4,560)	(893)	(14,407)
Total Other Income (Expense)	20,453	(893)	224,312	1
Net Loss	$ (710,663)	$ (307,151)	$ (2,607,534)	$ (1,304,732)
Net Loss Per Share:
Basic	$ (0.06)	$ (0.03)	$ (0.21)	$ (0.12)
Diluted	$ (0.06)	$ (0.03)	$ (0.21)	$ (0.12)
Weighted Average Number of Common Shares Outstanding:
Basic	12,726,911	11,199,703	12,320,979	11,173,008
Diluted	12,726,911	11,199,703	12,320,979	11,173,008